Share Based Compensation -the activity for our Incentive Plan (Details) - Two Thousand And Twenty Two Equity Compensation Incentive Plan [Member] - $ / shares		12 Months Ended
	Jun. 29, 2022	Jun. 30, 2022
Service Based Shares [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Performance Based Units Vested And Expected To Vest [Line Items]
Granted		48.8
Ending balance		48.8
Performance Shares [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Performance Based Units Vested And Expected To Vest [Line Items]
Granted	19,200	19.2
Ending balance		19.2
Service Based Shares And Performance Shares [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Performance Based Units Vested And Expected To Vest [Line Items]
Granted		68
Ending balance		68
Granted		$ 18.03